Equity	6 Months Ended
Jun. 30, 2022
Equity [abstract]
Equity	Equity
In the first six month periods ended 30 June 2022 and 2021 there were no quantitative or qualitative changes in Grupo Santander's equity other than those indicated in the condensed consolidated statements of changes in total equity.
a)    Capital
Banco Santander's share capital at 30 June 2022 and 31 December 2021 consisted of EUR 8,397 and EUR 8,670 million, respectively, represented by 16,794,401,584 and 17,340,641,302 shares of EUR 0.50 of nominal value each, respectively, and all of them of a unique class and series.
On 1 April 2022, there was a capital reduction amounting to EUR 129,965,136.50 through the redemption of 259,930,273 shares, corresponding to the share buyback program carried out in 2021.
Likewise, on 28 June 2022, Banco Santander has decreased its capital by an amount of EUR 143,154,722.50 through the redemption of 286,309,445 shares, corresponding to the share buyback program carried out during the first half of 2022.
Both operations have not entailed the return of contributions to the shareholders as Banco Santander was the owner of the redeemed shares.
b)    Share premium
Includes the amount paid by the bank's shareholders in capital issues in excess of par value.
As a result of the capital reductions described in Note 11.a, the issue premium has been reduced during the first half of 2022 by an amount of EUR 1,433 million, corresponding to the difference between the purchase value of the redeemed shares (EUR 1,706 million) and the par value of said shares (EUR 273 million). Likewise, in accordance with the applicable legislation, a reserve has been provided for amortized capital charged to the issue premium for an amount equal to the nominal value of said amortized shares (EUR 273 million).
The decrease produced in 2021 for an amount of EUR 4,034 million has been the consequence of applying the result obtained by Banco Santander during the financial year 2020, consisting of losses of EUR 3,557 million and the charge of the dividend for the fiscal year 2020 for an amount of EUR 477 million, as reflected in the interim consolidated statement of changes in total equity.

c) Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	EUR million
	30-06-2022	31-12-2021
Other comprehensive income accumulated	(32,526)	(32,719)
Items not reclassified to profit or loss	(3,809)	(4,241)
Actuarial gains or losses on defined benefit pension plans	(3,284)	(3,986)
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(9)	(8)
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(512)	(157)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	312	275
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(312)	(275)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(4)	(90)
Items that may be reclassified to profit or loss	(28,717)	(28,478)
Hedge of net investments in foreign operations (effective portion)	(5,976)	(4,283)
Exchange differences	(19,524)	(23,887)
Hedging derivatives (effective portion)	(2,054)	(276)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(834)	436
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(329)	(468)
d) Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans
The changes in the balance of Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans include the actuarial gains or losses generated in the period and the return on plan assets, excluding amounts included in net interest on the net defined benefit liability (asset), less the administrative expenses and taxes inherent to the plan, and any change in the effect of the asset ceiling. Its variation is shown in the condensed consolidated statement of recognised income and expense.
During the first six months of 2022, the amount of actuarial losses (net of actuarial gains) has decreased by EUR 843 million. The main impacts are:
•Decrease of EUR 386 million in the cumulative actuarial losses relating to the Group´s businesses in the UK, mainly due to the evolution experienced by the discount rate (increase from 1.90% to 3.84%), partly compensated by the movement of assets.
•Decrease of EUR 229 million in the accumulates actuarial losses relating to the Group´s entities in Spain, mainly due to the discount rate variation (increase from 0.90% to 3.10%).
•Decrease of EUR 161 million in the cumulative actuarial losses relating to the Group's businesses in Germany, due to the discount rate variation (increase from 1.45% to 3.55%).
•Decrease of EUR 110 million in the cumulative actuarial losses relating to the Group's businesses in Portugal, due to the discount rate variation (increase from 1.10% to 2.60%).
•Decrease of EUR 46 million in accumulated actuarial losses corresponding to the Group’s business in Brazil, mainly due to the increase in the discount rate (increase from 8.39% to 9.12% for pension plans), partly compensated by the movement of assets.
The other modification in accumulated actuarial profit or losses is an increase of EUR 89 million as a result of the evolution of exchange rates, mainly the appreciation of the Brazilian real.

e) Other comprehensive income - Items not reclassified to profit or loss – Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income
Includes the net amount of unrealised fair value changes in equity instruments at fair value with changes in other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2022 and 31 December 2021 under 'Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income' depending on the geographical origin of the issuer:

	EUR million
	30-06-2022				31-12-2021
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Equity instruments
Domestic
Spain	25	(916)	(891)	504	25	(663)	(638)	759
International
Rest of Europe	82	(59)	23	220	39	(58)	(19)	170
United States	17	(5)	12	36	13	(4)	9	31
Latin America and rest	346	(2)	344	1,371	496	(5)	491	1,493
	470	(982)	(512)	2,131	573	(730)	(157)	2,453
Of which:
Listed	346	(46)	300	1,391	500	(44)	456	1,521
Unlisted	124	(936)	(812)	740	73	(686)	(613)	932
f) Other comprehensive income - Items that may be reclassified to profit or loss – Hedges of net investments in foreign operations (effective portion) and exchange differences
Other comprehensive income - Items that may be reclassified to profit or loss - Hedges of net investments in foreign operations (effective portion) includes the net amount of the changes in value of hedging instruments in hedges of net investments in foreign operations, in respect of the portion of these changes considered to be effective hedges.
Other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences includes the net amount of exchange differences arising on non-monetary items whose fair value is adjusted against equity and the differences arising on the translation to euros of the balances of the consolidated entities whose functional currency is not the euro.
The net variation of both headings recognised during the first six months of 2022 in the interim condensed consolidated statement of recognised income and expenses, reflects the impact of the evolution of the currencies during the year, reflecting mainly the strong appreciation of the Brazilian real, US dollar and Mexican peso, and in the negative side the impact of the depreciation of the Pound sterling (see Note 1.e). Of this variation, a capital gain of EUR 643 million corresponds to the valuation at the closing exchange rate of goodwill for the first six months of 2022 (see Note 8).

g) Other comprehensive income – Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value through other comprehensive income
Includes the net amount of unrealised fair value changes in debt instruments at fair value through other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2022 and 31 December 2021 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	EUR million
	30-06-2022				31-12-2021
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt instruments
Government and central banks debt instruments
Spain	99	—	99	8,927	271	—	271	12,917
Rest of Europe	345	(220)	125	16,671	544	(118)	426	20,397
Latin America and rest of the world	157	(844)	(687)	45,506	334	(438)	(104)	49,847
Private-sector debt instruments	28	(399)	(371)	18,763	80	(237)	(157)	22,424
	629	(1,463)	(834)	89,867	1,229	(793)	436	105,585
In the first half of 2022 management has changed the business models due to the cease of significant activities related to the commercialization of a certain type of current accounts in Poland, the origination of mortgages and home equity loans in the US and the cease of significant activities of foreign branches in Brazil. Due to this fact Debt securities were transferred from the 'Financial asset at fair value through other comprehensive income' to the ‘Financial asset at amortised cost', being the value of these assets at the date of the transfer EUR 6,427 million.
The business models are subject to change as the requirements of IFRS 9 are met. Moreover, as established in IFRS 9, the aforementioned transfer was made prospectively. The financial asset is reclassified at its fair value at the reclassification date, and the cumulative gain or loss previously recognized in other comprehensive income is removed from equity. As a result, the financial asset is measured at the reclassification date as if it had always been measured at amortized cost and the cumulative gain or loss previously recognized in 'Other comprehensive income' (see condensed consolidated statements of recognised income and expense) is adjusted against the fair value of the financial asset at the reclassification date.